UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  SEPTEMBER 30, 2008

Check here if Amendment [ ]; Amendment Number:  ___________

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     SHAY ASSETS MANAGEMENT, INC.
          ---------------------------------
Address:  230 WEST MONROE STREET, SUITE 2810
          ---------------------------------
          CHICAGO, IL 60606
          ---------------------------------

13F File Number:  28-7232
                  --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   DAVID F. ADAMSON
        ---------------------------------------------------
Title:  PRESIDENT
        ---------------------------------------------------
Phone:  (312) 214-6590
        ---------------------------------------------------

Signature, Place, and Date of Signing:

    /S/DAVID F. ADAMSON         CHICAGO, IL            October 29, 2008
    -------------------      -------------------      ------------------
        [Signature]             [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             NONE
                                            ---------------------
Form 13F Information Table Entry Total:          26
                                            ---------------------
Form 13F Information Table Value Total:      88,274
                                            ---------------------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                  FORM 13F INFORMATION TABLE
                                                  --------------------------
ITEM 1                       ITEM 2            ITEM 3    ITEM 4         ITEM 5          ITEM 6    ITEM 7         ITEM 8
------------------------------------------------------------------------------------------------------------------------------
                                                        VALUE     SHRS OR  SH/  PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
-------------------------    --------------  ---------  --------  -------  ---  ----  ----------  --------  ----  ------  ----
ABBOTT LABS                   COMMON         002824100    2,764     48,000               SOLE               X
AMERICAN EXPRESS CO.          COMMON         025816109    2,409     68,000               SOLE               X
AUTOMATIC DATA
PROCESSING                    COMMON         053015103    3,805     89,000               SOLE               X
BERKSHIRE HATHAWAY
CLA                           CLASS A        084670108    4,832         37               SOLE               X
CISCO SYSTEMS                 COMMON         17275R102    3,226    143,000               SOLE               X
COCA COLA CO.                 COMMON         191216100    4,283     81,000               SOLE               X
DELL INC                      COMMON         24702R101    1,747    106,000               SOLE               X
EXXON MOBIL CORP.             COMMON         30231G102    3,184     41,000               SOLE               X
GENERAL ELECTRIC CO.          COMMON         369604103    4,004    157,000               SOLE               X
HARLEY-DAVIDSON,
INC.                          COMMON         412822108    2,350     63,000               SOLE               X
HOME DEPOT, INC.              COMMON         437076102    2,874    111,000               SOLE               X
ILLINOIS TOOL WORKS INC.      COMMON         452308109    2,756     62,000               SOLE               X
IBM CORP.                     COMMON         459200101    4,094     35,000               SOLE               X
JOHNSON & JOHNSON             COMMON         478160104    4,780     69,000               SOLE               X
MEDTRONIC, INC.               COMMON         585055106    3,056     61,000               SOLE               X
MICROSOFT                     COMMON         594918104    3,870    145,000               SOLE               X
OMNICOM GROUP                 COMMON         681919106    2,584     67,000               SOLE               X
PEPSICO, INC.                 COMMON         713448108    4,347     61,000               SOLE               X
PROCTER & GAMBLE CO.          COMMON         742718109    4,600     66,000               SOLE               X
STAPLES, INC.                 COMMON         855030102    2,790    124,000               SOLE               X
SYSCO CORPORATION             COMMON         871829107    3,145    102,000               SOLE               X
3M CO.                        COMMON         88579Y101    3,279     48,000               SOLE               X
UNITED PARCEL SERVICE         CLASS B        911312106    2,201     35,000               SOLE               X
UNITEDHEALTH GROUP            COMMON         91324P102    2,285     90,000               SOLE               X
WALMART                       COMMON         931142103    4,432     74,000               SOLE               X
WELLS FARGO CO.               COMMON         949746101    4,579    122,000               SOLE               X
TOTAL                                                    88,274
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